Commitments and Contingencies - Schedule of Other Information related to Stamford Lease and New Stamford Lease (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies
Operating cash outflows relating to operating leases	$ 4,363	$ 500	$ 4,363	$ 1,489	$ 1,992	$ 1,957
ROU assets obtained in exchange for new operating lease liabilities		$ 6,779		$ 6,779	$ 6,779
Remaining lease term - operating leases (years)	1 month	10 years 4 months 24 days	1 month	10 years 4 months 24 days	10 years 9 months 18 days	1 year
Discount rate - operating leases		12.40%		12.40%	12.80%	7.00%